Leases - Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
Current portion of lease liabilities	$ 382
Long-term lease liabilities, net of current portion	445
Total lease liabilities	$ 827